Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Tables
The following table sets forth information concerning the compensation actually paid to our Chief Executive Officer (“CEO”) and to our other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see Compensation Discussion and Analysis beginning on page 43. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Pay for CEO(1)(2)	CAP to CEO(3)(4)	Average Summary Compensation Table Pay for Other NEOs(1)(2)	Average CAP to Other NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:
					TSR(5)	Peer Group TSR(5)	GAAP Net Income (Loss)(6)	Operating Portfolio NOI(6)
2022	$7,884,144	$(818,279)	$2,534,133	$430,734	$52.69	$62.07	$98,986	$339,217
2021	$16,099,515	$7,353,930	$4,936,407	$2,880,696	$76.41	$99.51	$(89,725)	$332,034
2020	$7,396,015	$1,979,678	$2,193,868	$622,283	$80.78	$81.56	$(67,261)	$301,904

(1)
For each year shown, the CEO was W. Matthew Kelly. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Steven A. Museles. For 2020, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Stephen W. Theriot.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 66. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards / Accrued Dividends	Equals CAP
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(603,147)	$—	$427,043	$(818,279)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,366)	$(2,226,061)	$403,568	$7,353,930
2020	$7,396,015	$(5,999,965)	$4,601,686	$(2,036,456)	$—	$(555,809)	$(1,684,069)	$258,277	$1,979,678
Other NEOs (Average)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards / Accrued Dividends	Equals CAP
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(171,444)	$—	$99,310	$430,734
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$93,610	$2,880,696
2020	$2,193,868	$(1,143,725)	$877,182	$(612,985)	$—	$(212,395)	$(542,502)	$62,841	$622,283

(4)
Calculated in accordance with FASB ASC Topic 718.

(5)
Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

(6)
Amounts in thousands.

Company Selected Measure Name	Operating Portfolio NOI
Named Executive Officers, Footnote [Text Block]
(1)
	For each year shown, the CEO was W. Matthew Kelly. For 2022, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and George L. Xanders. For 2021, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Steven A. Museles. For 2020, the other NEOs were David P. Paul, M. Moina Banerjee, Kevin “Kai” Reynolds and Stephen W. Theriot
Peer Group Issuers, Footnote [Text Block]
(5)
Reflects the cumulative TSR of the Company and FTSE Nareit Equity Office Index for the year ended December 31, 2020, the two-years ended December 31, 2021 and the three years ended December 31, 2022, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 7,884,144	$ 16,099,515	$ 7,396,015
PEO Actually Paid Compensation Amount	$ (818,279)	7,353,930	1,979,678
Adjustment To PEO Compensation, Footnote [Text Block]
CEO
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards / Accrued Dividends	Equals CAP
2022	$7,884,144	$(5,999,994)	$3,210,671	$(5,736,996)	$—	$(603,147)	$—	$427,043	$(818,279)
2021	$16,099,515	$(14,215,815)	$11,035,582	$(3,648,491)	$—	$(94,366)	$(2,226,061)	$403,568	$7,353,930
2020	$7,396,015	$(5,999,965)	$4,601,686	$(2,036,456)	$—	$(555,809)	$(1,684,069)	$258,277	$1,979,678

Non-PEO NEO Average Total Compensation Amount	$ 2,534,133	4,936,407	2,193,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 430,734	2,880,696	622,283
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEOs (Average)
	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Change in Value of Prior Years Unvested Awards	Plus Value of New Vested Awards	Plus Change in Value of Prior Years Vested Awards	Minus Value of Forfeited Prior Years Awards	Plus Dividends on Unvested Awards / Accrued Dividends	Equals CAP
2022	$2,534,133	$(1,212,483)	$648,814	$(1,467,596)	$—	$(171,444)	$—	$99,310	$430,734
2021	$4,936,407	$(3,630,832)	$2,832,680	$(890,744)	$—	$(19,024)	$(441,401)	$93,610	$2,880,696
2020	$2,193,868	$(1,143,725)	$877,182	$(612,985)	$—	$(212,395)	$(542,502)	$62,841	$622,283

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures.   The most important financial performance measures used by the Company in setting pay-for-performance compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the section titled “Elements of Executive Compensation Program”.
Most Important Financial Performance Measures
Operating Portfolio NOI
Total Shareholder Return
Core FFO Attributable to OP Units

Total Shareholder Return Amount	$ 52.69	76.41	80.78
Peer Group Total Shareholder Return Amount	62.07	99.51	81.56
Net Income (Loss)	$ 98,986,000	$ (89,725,000)	$ (67,261,000)
Company Selected Measure Amount	339,217	332,034	301,904
PEO Name	W. Matthew Kelly	W. Matthew Kelly	W. Matthew Kelly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Portfolio NOI
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Attributable to OP Units
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,999,994)	$ (14,215,815)	$ (5,999,965)
PEO [Member] | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,210,671	11,035,582	4,601,686
PEO [Member] | Change In Value Of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,736,996)	(3,648,491)	(2,036,456)
PEO [Member] | Change In Value Of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(603,147)	(94,366)	(555,809)
PEO [Member] | Dividends On Unvested Awards Or Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,043	403,568	258,277
PEO [Member] | Value Of Forfeited Prior Years Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,226,061)	(1,684,069)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,212,483)		(1,143,725)
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,630,832)
Non-PEO NEO [Member] | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	648,814	2,832,680	877,182
Non-PEO NEO [Member] | Change In Value Of Prior Years Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,467,596)	(890,744)	(612,985)
Non-PEO NEO [Member] | Change In Value Of Prior Years Vested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(171,444)	(19,024)	(212,395)
Non-PEO NEO [Member] | Dividends On Unvested Awards Or Accrued Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 99,310	93,610	62,841
Non-PEO NEO [Member] | Value Of Forfeited Prior Years Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (441,401)	$ (542,502)